SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS

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                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY ACCOUNT FIVE
             Seasons Select II Variable Annuity dated May 1, 2015

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Effective on July 29, 2015, the investment manager for the following four
Managed Allocation Portfolios changed from "Ibbotson Associates, Inc." to "SunAmerica Asset Management, LLC." Accordingly, all references in the prospectus to "Ibbotson Associates, Inc." are hereby replaced with "SunAmerica Asset Management, LLC" as follows:

Managed Allocation Portfolios:        Previously Managed by:        Managed by:
------------------------------        ----------------------        -----------
Allocation Balanced                   Ibbotson Associates, Inc.     SunAmerica Asset Management, LLC
Allocation Growth                     Ibbotson Associates, Inc.     SunAmerica Asset Management, LLC
Allocation Moderate Growth            Ibbotson Associates, Inc.     SunAmerica Asset Management, LLC
Allocation Moderate                   Ibbotson Associates, Inc.     SunAmerica Asset Management, LLC

Effective on or about July 29, 2015, the "Focus Growth Portfolio" and "Focus Value Portfolio" were renamed "SA Columbia Focused Growth Portfolio" and "SA Columbia Focused Value Portfolio" respectively. In connection with such renaming, Columbia Management Investment Advisers, LLC ("Columbia") replaced Janus Capital Management, LLC, Marsico Capital Management, LLC, Northern Trust Investments Inc. and J.P. Morgan Investment Management Inc. as the sole subadviser to the "SA Columbia Focused Growth Portfolio" and "SA Columbia Focused Value Portfolio." All references in the prospectus are hereby changed accordingly as follows:

Portfolios                      Managed by:                                       Trust     Asset Class
----------                      -----------                                       -----     -----------
SA Columbia Focused Growth      Columbia Management Investment Advisers, LLC      SST       Stock
SA Columbia Focused Value       Columbia Management Investment Advisers, LLC      SST       Stock


Dated:  July 29, 2015

               Please keep this Supplement with your Prospectus